9. INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsLineItems [Line Items]
Current investments	$ 30,136	$ 0
Noncurrent investments	5,866	3,760
Total investments	36,002	3,760	$ 7,778
Equity instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	5,846	3,745
Equity instruments-available for sale
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	20	15
Debt instruments-fair value through profit and loss
DisclosureOfInvestmentsLineItems [Line Items]
Total investments	$ 30,136	$ 0